U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24f-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.

1.  Name and address of issuer: LINDNER INVESTMENTS
                                7711 Carondelet Avenue, 7th Floor
                                St. Louis, Missouri 63105
2.  Name of each series or class of funds for which this notice is filed:
                                LINDNER DIVIDEND FUND
                                LINDNER GROWTH FUND
                                LINDNER BULWARK FUND
                                LINDNER UTILITY FUND
                                LINDNER/RYBACK SMALL-CAP FUND
                                LINDNER INTERNATIONAL FUND
                                LINDNER GOVERNMENT MONEY MARKET FUND
3.  Investment Company Act File Number:  811-7932
    Securities Act File Number:          33-66712
4.  Last day of fiscal year for which this notice is filed:  JUNE 30
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration.
       [ ]
6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6)
       NOT APPLICABLE
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
       NONE
8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:
       NONE
9.  Number and aggregate sale price of securities sold during the fiscal year:
       232,042,559.454 SHARES; $784,457,116 AGGREGATE SALE PRICE
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:
       232,042,559.454 SHARES; $784,457,116 AGGREGATE SALE PRICE
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
       14,150,560.788 SHARES; $338,575,009 AGGREGATE SALE PRICE
12. Calculation of registration fee:
   (i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item 10):
       $784,457,116
  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
       $338,575,009
 (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
       $1,231,399,980
  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):
       -0-
   (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)](if applicable):
       $(108,367,855)
  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
       1/33rd of 1%
 (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
       $ -0-

Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year (See Instruction C.3).

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 C.F.R. 202.3a).
      [ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox
depository:   NOT APPLICABLE

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title):*    /s/ Brian L. Blomquist
                              Brian L. Blomquist, Vice President

Date: August 27, 1997
 *Please print the name and title of the signing officer below the signature.

                              DYKEMA GOSSETT PLLC
                            400 Renaissance Center
                            Detroit, Michigan 48243

                                27 August 1997

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Annual Notice of Securities Sold Pursuant to Rule 24f-2 Lindner Investments
              1940 Act File No. 811-7932
              1933 Act File No. 33-66712

Ladies and Gentlemen:

    This Firm serves as counsel to Lindner Investments (the "Fund") for purposes of the enclosed Rule 24f-2 filing. In connection with the opinion set forth below, we have examined the Fund's Declaration of Trust and its Bylaws. We have also reviewed minutes of the meetings of the Fund's Board of Trustees held during the period from July 1, 1996 to date.

    Based on the foregoing, it is our opinion that the securities referred to in the Fund's Annual Notice of Securities Sold Pursuant to Rule 24f-2 (the "Rule 24f-2 Notice"), dated August 27, 1997, the registration of which such Notice makes definite in number, were legally issued, are fully paid and are non-assessable.

    We hereby consent to this opinion accompanying the Rule 24f-2 Notice that the Fund is filing on this date with the Commission.

                               Very truly yours,

                              DYKEMA GOSSETT PLLC

                              /S/ PAUL R. RENTENBACH
                              --------------------------
                              Paul R. Rentenbach
                              A Member of the Firm